Debt - Key Term and Carrying Value (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Debt Instrument [Line Items]
Debt outstanding	$ 6,403,943	$ 6,608,619
Unamortized debt costs	(46,398)	(39,373)
Unamortized debt premium & discounts	(5,532)	(2,168)
Debt, net of unamortized costs	6,352,013	6,567,078
Asset Backed Securitization Term Notes [Member]
Debt Instrument [Line Items]
Debt outstanding	$ 2,436,873	2,023,819
Contractual Weighted Avg Interest Rate	4.17%
Asset Backed Warehouse Facility [Member]
Debt Instrument [Line Items]
Debt outstanding	$ 95,000	260,000
Contractual Weighted Avg Interest Rate	5.18%
Secrued Debt [Member]
Debt Instrument [Line Items]
Debt outstanding	$ 2,531,873	2,283,819
Corporate Notes
Debt Instrument [Line Items]
Debt outstanding	$ 1,800,000	1,800,000
Contractual Weighted Avg Interest Rate	3.85%
Revolving credit tranche
Debt Instrument [Line Items]
Debt outstanding	$ 59,500	960,000
Contractual Weighted Avg Interest Rate	4.93%
Term loan tranche
Debt Instrument [Line Items]
Debt outstanding	$ 1,499,600	1,564,800
Contractual Weighted Avg Interest Rate	4.93%
Total unsecured debt financings
Debt Instrument [Line Items]
Debt outstanding	$ 3,872,070	4,324,800
Commercial Paper
Debt Instrument [Line Items]
Debt outstanding	$ 512,970	$ 0